SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details) - USD ($)				1 Months Ended			3 Months Ended	9 Months Ended			12 Months Ended
	Jul. 12, 2022	Jan. 21, 2022	Jan. 13, 2022	Oct. 31, 2022	Jul. 31, 2022	Jan. 31, 2022	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Aug. 28, 2022
Offering costs allocated to the warrant liability was charged to operations											$ 667,259
Transaction Costs								$ 13,273,096			13,273,096
Offering costs charged to temporary equity and accreted to redemption value								12,605,837
Amount of loan contributed								523,743	$ 309,210	$ 62,558	527,756
Amount contributed to Trust Account							$ 221,190	1,451,532
Class A Ordinary shares elected to redeem upon extension of business combination period				1,202,070
Cash withdrawn from Trust Account in connection with redemption		$ 148,079,821		$ 12,349,642		$ 148,079,821
Unrecognized tax benefits							0	0		0	0
Amount accrued for interest and penalties							0	0		0	0
Cash, FDIC insured amount											250,000
Offering costs								13,273,096
Offering costs charged to shareholders' equity											$ 12,737,837
Offering costs allocated to warrant liability								667,259		$ 667,259
Sponsor [Member]
Maximum borrowing capacity							2,000,000	2,000,000				$ 2,125,000
Minimum borrowing capacity							$ 1,500,000	$ 1,500,000				$ 2,000,000
Related Party Loans
Amount of loan contributed			$ 1,500,000
Class A common stock [Member]
Class A Ordinary shares elected to redeem upon extension of business combination period				1,202,070
Cash withdrawn from Trust Account in connection with redemption				$ 12,349,642
Class A common stock [Member] | Warrants [Member]
Exclusion of shares in the calculation of diluted income (loss) per share											18,100,000
Class A common stock [Member]
Sponsor loan amount per share of ordinary share upon extension of buisness combination period			$ 0.03
Class A Ordinary shares elected to redeem upon extension of business combination period	4,256,979	14,797,723		1,202,070	4,256,979	14,797,723
Cash withdrawn from Trust Account in connection with redemption	$ 43,349,494			$ 12,349,642	$ 43,349,494	$ 148,079,821
Class A common stock [Member] | Warrants [Member]
Exclusion of shares in the calculation of diluted income (loss) per share								18,100,000